Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Schedule of Intangible Assets and Related Accumulated Amortization

	As of December 31,
	2019	2020
	RMB	RMB
License (i)	—	43,626
Customer relationship (ii)	—	18,000
Technology (ii)	—	2,500
Trade names	601	607
Others	319	319
Total	920	65,052
Less: Accumulated depreciation	(194)	(5,023)
Net book value	726	60,029